Warrant Transaction Agreement (Tables)	12 Months Ended
Dec. 31, 2020
Warrant Transaction Agreement [Abstract]
Summary of Assumptions Used to Estimate the Fair Value of the Warrant Shares
The assumptions used to estimate the fair value of the Warrant Shares granted during the year ended December 31, 2019 are as follows:

At Grant Date
Risk- Free Interest Rate	1.77%
Expected Term (in years)	10
Expected Volatility	70%
Dividend Yield	— %